RELATED PARTY TRANSACTIONS - Due to Related Parties (Details) - USD ($)	9 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Due to related parties
Conversion of stock, shares converted	25,080
Advances
Due to related parties
Advance due to related parties	$ 104,568	$ 194,568	$ 194,568
Accrued Salary
Due to related parties
Advance due to related parties	$ 126,706	246,885
Expense Reimbursements
Due to related parties
Advance due to related parties		$ 246,885	$ 68,859